Long-term Investments - Summary of Long Term Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Unbilled revenue, Impairment of balances, reversed		¥ 3,500	$ 479
Third Party Investor [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		31.00%	31.00%
Third Party Investor [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		19.00%	19.00%
Third Party Investor [Member] | Guangzhou Guangdong Province [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments	¥ 10,500	¥ 7,000	$ 959
Equity method investment, ownership percentage	35.00%
Third Party Investor [Member] | Anhui Province, Jiangsu Province, Guangdong Province and Zhejiang Province [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments		¥ 13,050	$ 1,788